Employee benefit plans (Summary of Fair Value of Classes of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 758,306	¥ 692,801	¥ 713,528
Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,483,889	1,369,236	1,447,802
Investments | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	194,289	172,290
Investments | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	65,222	54,402
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	359,140	313,514
Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	765,887	669,287
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	207,036	201,967
Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	585,052	500,990
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	152,104	111,547
Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	180,835	168,297
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	146,590	148,365
Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	376,291	373,403
Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	36,430	25,560
Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	248,498	249,565
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	76,730	75,222
Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	87,958	90,330
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	33,430	47,583
Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	39,835	33,508
Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	199,779	198,074
Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	58,287	58,632
Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	76,710	74,070
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	297,299	289,755
Level 1 | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	715,093	630,552
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	207,036	201,967
Level 1 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	585,052	500,990
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	207,036	201,967
Level 1 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	585,052	500,990
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	76,730	75,222
Level 1 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	87,958	90,330
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	76,730	75,222
Level 1 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	87,958	90,330
Level 1 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	13,533	12,566
Level 1 | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	42,083	39,232
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	235,815	199,998
Level 2 | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	702,997	681,618
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	152,104	111,547
Level 2 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	180,835	168,297
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	152,104	111,547
Level 2 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	180,835	168,297
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	69,860	73,143
Level 2 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	288,252	282,927
Level 2 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	36,430	25,560
Level 2 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	248,498	249,565
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	33,430	47,583
Level 2 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	39,754	33,362
Level 2 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	199,779	198,074
Level 2 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	13,851	15,308
Level 2 | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	34,131	32,320
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	30,903	30,758
Level 3 | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	577	2,664	1,251	¥ 1,322
Level 3 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	81	146	233	322
Level 3 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	81	146
Level 3 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	30,903	30,758	17,511	14,465
Level 3 | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 496	¥ 2,518	¥ 1,018	¥ 1,000